Note 7 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2018
	Cost	Accumulated depreciation	Net

Buildings	$2,548	$1,042	$1,506
Vehicles	2,173	1,297	876
Furniture and equipment	55,952	37,751	18,201
Computer equipment and software	114,136	82,120	32,016
Leasehold improvements	76,939	36,056	40,883
	$251,748	$158,265	$93,483
December 31, 2017
	Cost	Accumulated depreciation	Net

Buildings	$2,425	$906	$1,519
Vehicles	1,952	1,093	859
Furniture and equipment	52,912	35,825	17,087
Computer equipment and software	106,500	77,822	28,678
Leasehold improvements	69,848	34,092	35,756
	$233,637	$149,738	$83,899